Stock-based compensation (Expense Table) (Details 1) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Total compensation expense and related tax benefit for all plans
Total stock-based compensation expense	CAD 76	CAD 61	CAD 161
Tax benefit recognized in income	17	14	43
Excess tax benefit recognized in income	5
Share Units Plan
Total compensation expense and related tax benefit for all plans
Total stock-based compensation expense	58	53	119
Share Units Plan | Equity settled awards
Total compensation expense and related tax benefit for all plans
Total stock-based compensation expense	42	39	2
Share Units Plan | Cash settled awards
Total compensation expense and related tax benefit for all plans
Total stock-based compensation expense	16	14	117
Voluntary Incentive Deferral Plan
Total compensation expense and related tax benefit for all plans
Total stock-based compensation expense	6	(3)	33
Voluntary Incentive Deferral Plan | Equity settled awards
Total compensation expense and related tax benefit for all plans
Total stock-based compensation expense	1	0	0
Voluntary Incentive Deferral Plan | Cash settled awards
Total compensation expense and related tax benefit for all plans
Total stock-based compensation expense	5	(3)	33
Stock option awards
Total compensation expense and related tax benefit for all plans
Total stock-based compensation expense	CAD 12	CAD 11	CAD 9